Fair Value Measurement (Details) - Schedule of Valuation of the Convertible Notes - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	62.80%
Recovery upon default (in Dollars)	$ 10,000	$ 10,000
Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)	$ 0.33	$ 0.29
Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	14.80%	13.90%
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	91.00%	85.00%
Probability of qualified financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	5.00%	10.00%
Probability of SPAC/IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	25.00%	0.00%
Probability of default [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	60.00%	70.00%
Probability of held to maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	10.00%	20.00%